PIMCO Preferred and Capital Securities Active Exchange-Traded Fund Investment Objectives and Goals - PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	PIMCO Preferred and Capital Securities Active Exchange-Traded Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund seeks total return, consistent with prudent investment management, with a secondary objective of income generation.
Objective, Secondary [Text Block]	with a secondary objective of income generation.